Convertible Notes Payable	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 6. Convertible Notes Payable

Convertible notes payable due to Vista View Ventures Inc. consisted of the following at October 31, 2015 and July 31, 2015:

	October 31, 2015	July 31, 2015

Convertible note in the original principal amount of $516,920, issued October 31, 2013 and due October 31, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.02 per share	320,342	320,342
Convertible note in the original principal amount of $83,265, issued November 30, 2013 and due November 30, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	83,265	83,265
Convertible note in the original principal amount of $117,719, issued January 31, 2014 and due January 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	117,719	117,719
Convertible note in the original principal amount of $401,075, issued July 31, 2014 and due July 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	401,075	401,075
Convertible note in the original principal amount of $331,561, issued October 31, 2014 and due October 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	331,561	331,561
Convertible note in the original principal amount of $269,815, issued January 31, 2015 and due January 31, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.025 per share	269,815	269,815
Convertible note in the original principal amount of $266,112, issued April 30, 2015 and due April 30, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.90 per share	266,112	266,112
Convertible note in the original principal amount of $275,461, issued July 31, 2015 and due July 31, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.80 per share.	275,461	275,461
Convertible note in the original principal amount of $521,122, issued October 31, 2015 and due October 31, 2018, bearing interest at 10% per year, convertible into common stock at a rate of $0.45 per share.	521,122	—
Total convertible notes payable	2,586,472	2,065,350

Less: current portion of convertible notes payable	(1,253,962)	(922,401)
Less: discount on noncurrent convertible notes payable	(1,287,519)	(1,093,340)
Long-term convertible notes payable, net of discount	$44,991	$49,609

Current portion of convertible notes payable	1,253,962	922,401
Less: discount on current convertible notes payable	(587,765)	(512,883)
Current convertible notes payable, net of discount	$666,197	$409,518

All principal along with accrued interest is payable on the maturity date. The notes are convertible into common stock at the option of the holder. The holder of the notes cannot convert the notes into shares of common stock if that conversion would result in the holder owning more than 4.9% of the outstanding stock of the Company.

Convertible notes issued

During the three months ended October 31, 2015, the Company signed convertible promissory notes that refinance non-interest bearing advances into convertible notes payable. The convertible promissory notes bear interest at 10% per annum and are payable along with accrued interest. The convertible promissory note and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note
October 31, 2015	October 31, 2018	10%	$0.45	$521,122
				$521,122

The Company evaluated the terms of the new notes in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, the Company recognized discounts for beneficial conversion feature of $521,122 on October 31, 2015. The discount is amortized over the life of the notes using the effective interest method. The discount is amortized at an effective interest rate of 191.56%. The beneficial conversion feature was recorded as increase to additional paid-in capital and a discount to the convertible note.

The Company amortized $252,061 and $48,395 of the discount on the convertible notes payable to interest expense during the three months ended October 31, 2015 and 2014.

Conversions into Common Stock

During three months ended October 31, 2015, the holder of our convertible promissory note dated October 31, 2013, elected to convert $12,618 of accrued interest into 630,900 shares of common stock at a rate of $0.02 per share.

During three months ended October 31, 2015, Bloise International, elected to convert $5,611 of accrued interest into 14,029 shares of common stock at a rate of $0.40 per share.

Note 5. Convertible Notes Payable

Convertible notes payable due to Vista View Ventures Inc. consisted of the following at July 31, 2015 and July 31, 2014:

	July 31, 2015	July 31, 2014

Convertible note in the original principal amount of $516,920, issued October 31, 2013 and due October 31, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.02 per share	$320,342	$424,415
Convertible note in the original principal amount of $83,265, issued November 30, 2013 and due November 30, 2015, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	83,265	83,265
Convertible note in the original principal amount of $117,719, issued January 1, 2014 and due January 1, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	117,719	117,719
Convertible note in the original principal amount of $401,075, issued July 31, 2014 and due July 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	401,075	401,075
Convertible note in the original principal amount of $331,561, issued October 31, 2014 and due October 31, 2016, bearing interest at 10% per year, convertible into common stock at a rate of $0.01 per share	331,561	—
Convertible note in the original principal amount of $269,815, issued January 31, 2015 and due January 31, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.025 per share	269,815	—
Convertible note in the original principal amount of $266,112, issued April 30, 2015 and due April 30, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.90 per share	266,112	—
Convertible note in the original principal amount of $275,461, issued July 31, 2015 and due July 31, 2017, bearing interest at 10% per year, convertible into common stock at a rate of $0.80 per share.	275,461	—
Total convertible notes payable	2,065,350	1,026,474

Less: current portion of convertible notes payable	(922,401)	—
Less: discount on noncurrent convertible notes payable	(1,093,340)	(955,723)
Long-term convertible notes payable, net of discount	$49,609	$70,751

Current portion of convertible notes payable	922,401	—
Less: discount on current convertible notes payable	(512,883)	—
Long-term convertible notes payable, net of discount	$409,518	$—

All principal along with accrued interest is payable on the maturity date. The notes are convertible into common stock at the option of the holder. The holder of the notes cannot convert the notes into shares of common stock if that conversion would result in the holder owning more than 4.9% of the outstanding stock of the Company.

In connection with the one-for-100 reverse common stock split on April 17, 2015, the conversion rates of the outstanding convertible notes payable were not modified. As a result, in the event all potentially issuable shares were converted, the holders of the existing notes at July 31, 2015 would be issued 148,669,051 shares of common stock representing approximately 98% of the Company’s total shares outstanding on an if-converted basis. The holders of the notes are limited to holding no greater than 4.99% of the common stock at any time.

Convertible notes issued

During the year ended July 31, 2015, the Company signed convertible promissory notes that refinance non-interest bearing advances into convertible notes payable. The convertible promissory notes bear interest at 10% per annum and are payable along with accrued interest. The convertible promissory note and unpaid accrued interest are convertible into common stock at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate	Amount of Note	Beneficial Conversion Discount
October 31, 2014	October 31, 2016	10%	$0.01	$331,561	$331,561
January 31, 2015	January 31, 2017	10%	$0.01	269,815	269,815
April 30, 2015	April 30, 2017	10%	$0.90	266,112	266,112
July 31, 2015	July 31, 2017	10%	$0.80	275,461	275,461
Total				$$1,142,949	$$1,142,949

During the year ended July 31, 2014, the Company signed convertible promissory notes of $1,118,979 in total with Vista View Ventures Inc., which refinanced non-interest bearing advances. These notes are payable at maturity and bear interest at 10% per annum. The holder of the notes may not convert the convertible promissory note into common stock if that conversion would result in the holder owing more than 4.99% of the number of shares of common stock outstanding on the conversion date. The convertible promissory notes are convertible into common stock at rates of between $0.02 and $0.01 per share at the option of the holder.

Date Issued	Maturity Date	Interest Rate	Conversion Rate Per Share	Amount of Note
October 31, 2013	October 31, 2015	10%	$0.02	$516,920
November 30, 2013	November 30, 2015	10%	0.01	83,265
January 31, 2014	January 31, 2016	10%	0.01	117,719
July 31, 2014	July 31, 2016	10%	0.01	401,075
Total				$1,118,979

The Company evaluated the terms of the new notes in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the note and was deemed to be less than the market value of underlying common stock at the inception of the note. Therefore, the Company recognized discounts for beneficial conversion features as shown in the table above. The discount is amortized over the life of the notes using the effective interest method. The Company amortized $492,449 and $302,409 of the discount on the convertible notes payable to interest expense during the years ended July 31, 2015 and 2014, respectively.

Conversions into Common Stock

Vista View Ventures Inc. periodically sells or assigns a portion of its interest in the outstanding principal and interest of the Convertible Note Payable dated October 31, 2013 to three unrelated entities in accordance with the existing terms of the note. During the year ended July 31, 2015, Montego Blue Enterprises Corporation, THM Consulting Corp., and Jaxon Group Corp. received assignments of $61,440, $1,640 and $649, respectively. All of the debt assigned was converted into shares of common stock and is included in the table below.

During year ended July 31, 2015, the holders of the Convertible Note Payable dated October 31, 2013 elected to convert principal and accrued interest in the amounts show below into share of common stock at a rate of $0.02 per share. On the conversion date, the unamortized discount related to the principal amount converted was immediately amortized to interest expense. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion.

Date	Amount Converted	Number of Shares Issued
December 8, 2014	$60,000	30,000
December 9, 2014	60,000	30,000
June 2, 2015	1,520	76,000
June 5, 2015	1,440	72,000
June 29, 2015	1,000	50,000
July 8, 2015	600	30,000
July 17, 2015	1,640	82,000
July 23, 2015	649	32,450
Total	$126,849	402,450

During year ended July 31, 2014, the holders of the convertible note payable dated March 31, 2013 converted $167,075 of principal and $18,864 of accrued interest into 9,291,774 shares of common stock. Also, during the year ended July 31, 2014, the holders of the convertible note payable dated October 31, 2013 converted $92,505 of principal and $37,391 of accrued interest into 6,500,000 shares of common stock. On the conversion dates, the unamortized discount related to the beneficial conversion feature was amortized to interest expense.